Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 23, 2017
Registrant Name	ADVISORSHARES TRUST
Central Index Key	0001408970
Amendment Flag	false
Document Creation Date	Jun. 23, 2017
Document Effective Date	Jun. 26, 2017
Prospectus Date	Jun. 23, 2017
AdvisorShares New Tech And Media ETF | AdvisorShares New Tech And Media ETF
Prospectus [Line Items]
Trading Symbol	FNG